DECONSOLIDATION OF A SUBSIDIARY	12 Months Ended
Sep. 30, 2020
DECONSOLIDATION OF A SUBSIDIARY
17.	DECONSOLIDATION OF A SUBSIDIARY
On December 29, 2018, the Group entered into a Share Transfer Agreement with Beijing Zhengbao TongChuang Technology Co., Ltd (“TongChuang”) and Beijing Zhengbao TongCheng Co., Ltd (“TongCheng”), to transfer 60% equity interest of Champion Tax Advisory to certain of its former employees, who ceased to be employees of the Group after the completion of the deconsolidation, for a total consideration of RMB35.9 million (US$5,020). The Group determined with the assistance of a valuer that the consideration is representative of the fair value of Champion Tax Advisory. In accordance with the
a
greement, the total consideration shall be paid in three installments over two years from the date the agreement was entered into. The Group received the first two installments on December 29, 2018 and January 8, 2020, respectively. The remaining installment was due in December 2020 and is recorded in “prepayment and other current assets” as of September 30, 2020. The remaining installment was subsequently received on January 8, 2021.
On December 27, 2018, the transfer in equity interest of Champion Tax Advisory was completed and the effective control of Champion Tax Advisory was transferred. Therefore, Champion Tax Advisory was deconsolidated from the Group, and the Group recognized a gain amounting to RMB47.5 million (US$6,869), out of which RMB14.3 million (US$2,081) was contributed from the remeasurement gain related to the retained 40% equity interests. In addition, as the Group maintains significant influence over the deconsolidated subsidiary, the remaining 40% equity interests retained by the Group has been accounted for by using equity method, and Champion Tax Advisory is considered a related party to the Company after the deconsolidation. The remaining 40% equity interest was measured at its fair value using the
discounted cash flow method with the following assumptions: (1) discount rate of 18.96% and (2) terminal value growth rate of 3%.